File Nos. 33-30394/811-5857
                                               Under Rule 497(e) of Regulation C


                                     [Logo]

                                    Columbia


                               CMC High Yield Fund

                                Supplement to the
                                   Prospectus
                             dated December 16, 1996


     On August 14, 1997, Columbia Management Co. ("CMC"), the Funds' investment advisor, Columbia Funds Management Company ("CFMC"), Columbia Trust Company ("CTC"), the Funds' transfer agent, and Columbia Financial Center Incorporated ("CFCI"), announced that they had entered into an agreement to be acquired by Fleet Financial Group, Inc. ("Fleet"). Under the agreement, CMC, CFMC, CTC and CFCI will become subsidiaries of Fleet National Bank, a wholly owned subsidiary of Fleet. The agreement calls for CMC, CFMC, CTC and CFCI to operate as autonomous business units of Fleet, and there are no plans to change the Funds or the individuals responsible for managing Fund portfolios or providing account services.

     The proposed change in ownership of CMC will, however, cause an "assignment" (as that term is defined under the Investment Company Act of 1940 (the "1940 Act")) of each Fund's investment advisory contract with CMC. Under the 1940 Act and each investment advisory contract, an assignment results in the automatic termination of the investment advisory contract. At a meeting held on October 23, 1997, the Board of Trustees of CMC Fund Trust approved a new investment advisory contract between each Fund and CMC and recommended that the new investment advisory contract be submitted to each Fund's shareholders for approval. The essential terms of the new investment advisory contract approved by the Board, including the investment advisory fees, are the same as those under the current investment advisory contract.

     Shareholders of the Funds will be receiving a proxy statement describing the transaction with Fleet in more detail and seeking shareholder approval of the new investment advisory contract. Subject to the receipt of such approval and the satisfaction of certain other conditions, it is presently anticipated that the closing of the transaction will occur by the end of the year.


                                October 24, 1997

                                                     File Nos. 33-30394/811-5857
                                               Under Rule 497(e) of Regulation C


                                     [Logo]

                                    Columbia


                               CMC Small Cap Fund
                          CMC International Stock Fund

                                Supplement to the
                                   Prospectus
                             dated December 16, 1996


     On August 14, 1997, Columbia Management Co. ("CMC"), the Funds' investment advisor, Columbia Funds Management Company ("CFMC"), Columbia Trust Company ("CTC"), the Funds' transfer agent, and Columbia Financial Center Incorporated ("CFCI"), announced that they had entered into an agreement to be acquired by Fleet Financial Group, Inc. ("Fleet"). Under the agreement, CMC, CFMC, CTC and CFCI will become subsidiaries of Fleet National Bank, a wholly owned subsidiary of Fleet. The agreement calls for CMC, CFMC, CTC and CFCI to operate as autonomous business units of Fleet, and there are no plans to change the Funds or the individuals responsible for managing Fund portfolios or providing account services.

     The proposed change in ownership of CMC will, however, cause an "assignment" (as that term is defined under the Investment Company Act of 1940 (the "1940 Act")) of each Fund's investment advisory contract with CMC. Under the 1940 Act and each investment advisory contract, an assignment results in the automatic termination of the investment advisory contract. At a meeting held on October 23, 1997, the Board of Trustees of CMC Fund Trust approved a new investment advisory contract between each Fund and CMC and recommended that the new investment advisory contract be submitted to each Fund's shareholders for approval. The essential terms of the new investment advisory contract approved by the Board, including the investment advisory fees, are the same as those under the current investment advisory contract.

     Shareholders of the Funds will be receiving a proxy statement describing the transaction with Fleet in more detail and seeking shareholder approval of the new investment advisory contract. Subject to the receipt of such approval and the satisfaction of certain other conditions, it is presently anticipated that the closing of the transaction will occur by the end of the year.


                                October 24, 1997